Business Combinations (Tables)	12 Months Ended
Apr. 30, 2026
Business Combinations [Abstract]
Schedule of Cash Consideration

The fair value of the consideration transferred is as follows:

JPY
Cash consideration	547,120,001
Ordinary shares issued (American Depositary Shares)	539,322,124
Series P preference shares issued (American Depositary Shares)	6,165,219,979
Deferred cash consideration	1,743,333,735
Total fair value of consideration transferred	8,994,995,839

Schedule of Results Included Since the Acquisition Date

The following amounts represent the acquired PML subgroup’s results included in the consolidated statement of operations from the Acquisition Date through April 30, 2026:

January 20, 2026 through April 30, 2026
JPY
Revenue, net	13,200,204
Net loss	(319,862,071)

Schedule of Pro Forma Information
	As of April 30, 2024	As of April 30, 2025
	Euro	Euro
Cash	204,682-	588,182
Trade accounts receivable, net	-	130,446
Receivables from related parties	1,100-	17,065
Value added tax receivable	13,163	97,265
Other receivables – Sale of Investment	-	17,939
Other receivables	1,133	6,965
Prepayments and other current assets	3,094	11,190

Total current assets	223,172	869,052

Property and equipment, net	-	210,190
Equity method investments	-	64,162
Operating right-of-use assets	-	302,601

Total Non-current assets	-	576,953

Total assets	223,172	1,446,005

Trade accounts payable	(6,627)	(51,261)
Accrued expenses	(9,584)	(62,395)
Value added tax payable	-	(62,769)
Other payables	-	(5,033)
Payables to related parties	(2,037)	(206,382)
Loans to related parties, current	-	(40,250)
Operating lease liabilities, current	-	(106,081)

Total current liabilities	(18,248)	(534,171)

Long-term liabilities:
Loans to related parties, noncurrent	(406,932)	(1,096,679)
Operating lease liabilities, noncurrent	-	(188,350)
Post-employment retirement benefits liability	-	(34,127)

Total non-current liabilities	(406,932)	(1,319,156)

Total liabilities	(425,180)	(1,853,327)

Commitments and contingencies
Mezzanine equity:Participating Convertible Preference Virtual Shares: nil and 470 shares as of April 30, 2024, and 2025, respectively	-	(1,762,357)
Shareholders’ deficit:
Class A Ordinary Voting Shares, par value €1 per share: 2,000 shares authorized, issued, and outstanding as of April 30, 2024 and 2025, respectively	(2,000)	(2,000)
Class B Ordinary Non-Voting Shares, par value €1 per share: nil and 100,000 shares authorized as of April 30, 2024 and 2025, respectively; nil and 18,000 shares issued and outstanding as of April 30, 2024 and 2025, respectively	-	(18,000)
Class C Redeemable Preference Shares, par value €1 per share: nil and 10,000 shares authorized as of April 30, 2024 and 2025, respectively; nil shares issued and outstanding as of April 30, 2024 and 2025	-	-
Additional paid-in capital	-	-
Accumulated deficit	203,818	2,193,439
Accumulated other comprehensive income	190	(3,760)

Total shareholders’ deficit	202,008	2,169,679

Total liabilities, mezzanine equity and shareholders’ deficit	(223,172)	(1,446,005)

Schedule of Pro Forma Information Income Statement

	For the year ended April 30, 2024	For the year ended April 30, 2025
	Euro	Euro
Revenue, net	-	(340,581)

Cost of revenue	-	199,440

Gross income	-	(141,141)

General and administrative expenses	193,949	1,388,257
Research and development expenses	-	785,426
Operating Loss	193,949	2,173,683

Interest expenses, net	6,933	127,206
Gain from the sale of controlling interests in ESGCX	-	(179,174)
Impairment of goodwill	-	82,379
Foreign currency remeasurement gain	-	(77,203)
Other (expense) income, net	2,936	1,322

Total other income (expense), net	9,869	(45,470)

LOSS BEFORE INCOME TAXES	203,818	1,987,072

Provision for income tax	-	-

Loss before equity in net loss of equity method investment	203,818	1,987,072

Equity in losses of equity method investee	-	2,549

Net Loss	203,818	1,989,621

Weighted average shares
Basic	2,000	11,541
Diluted	2,000	11,541
Loss per share (basic)	101.91	172.40
Loss per share (diluted)	101.91	172.40

Other comprehensive loss:
Foreign currency translation adjustments	190	(3,950)
Release of cumulative translation adjustment upon disposal of a foreign subsidiary

Total comprehensive loss	204,008	1,985,671